DEFERRED INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities associated with:
PP&E and E&E assets	$ 0.0	$ (132.3)
Less deferred tax assets associated with:
Non-capital losses and financing charges	0.0	399.6
Provisions	0.0	64.1
Risk management contracts	0.0	10.8
Net deferred tax asset (liability)	$ 0.0	$ 342.2	$ 118.4